INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 29, 2021 USD ($)	Jul. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 131,704	$ 124,234
Equity method investments		120,900
Income tax expense related to equity method investment	5,800	4,400	$ 800
Goodwill	513,312	497,453	511,333
Contingent consideration	9,115	6,813	$ 7,260
Moorberries BV
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired			100.00%
Fruktimporten Stockholm
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired			83.20%
OTC Organics BV
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired			100.00%
2021 Step-Up Acquisitions
Schedule of Equity Method Investments [Line Items]
Total carrying value of investees			$ 4,300
Payments to acquire investments			8,100
Gain from investments acquired			7,700
Goodwill			15,200
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Disposals	$ 0	0	$ (4,023)
Legacy Dole | Total Produce
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 259,000	$ 300,000
Ownership percentage			45.00%		45.00%
Suri Associate | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Carrying value of investment sold		1,100
Gain (loss) on disposal of equity method investments		$ (600)
Peviani Joint Venture
Schedule of Equity Method Investments [Line Items]
Gain (loss) on disposal of equity method investments			$ 1,100
Skyview Cooling of Yuma | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Ownership percentage disposed of	0.50
Carrying value of investment sold	$ 1,100
Gain (loss) on disposal of equity method investments	$ (500)